SHARE-BASED COMPENSATION - Restricted shares (Details)		6 Months Ended	12 Months Ended
	May 01, 2024	Dec. 31, 2025 shares	Jun. 30, 2025 shares
SHARE-BASED COMPENSATION
Granted - Shares		0	0
Reverse stock split	0.056	0.2
Restricted shares
SHARE-BASED COMPENSATION
Non-vested, Beginning Balance - Shares		2,263,194	377,939
Granted - Shares		0	2,263,194
Vested - Shares		0	(377,939)
Non-vested, Ending Balance - Shares		2,263,194	2,263,194
Reverse stock split	0.056